Fair value (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial guarantee amount	R$ 196,845	R$ 123,471
Estimated value of financial assets	R$ 111	R$ 123